Cash Flow Information	12 Months Ended
Feb. 28, 2019
Supplemental Cash Flow Information [Abstract]
Cash Flow Information
CASH FLOW AND ADDITIONAL INFORMATION

(a)	Certain consolidated statements of cash flow information related to interest and income taxes paid is summarized as follows:

	For the Years Ended
	February 28, 2019	February 28, 2018	February 28, 2017
Interest paid during the year	$24	$39	$48
Income taxes paid during the year	6	6	10
Income tax refunds received during the year	15	7	19

(b)	Additional information
Advertising expense, which includes media, agency and promotional expenses totaling $22 million (February 28, 2018 - $23 million; February 28, 2017 - $38 million) is included in selling, marketing and administration expenses for the fiscal year ended February 28, 2019.
Selling, marketing and administration expenses for the fiscal year ended February 28, 2019 included $2 million with respect to foreign exchange gains (February 28, 2018 - losses of nil; February 28, 2017 - losses of $4 million).